Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Floating Rate High Income Portfolio

March 31, 2020

VIPFHI-QTLY-0520
1.9859335.105

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 86.0%
	Principal Amount	Value
Aerospace - 1.4%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.34% 1/20/27 (a)(b)(c)	$365,000	$323,025
Arconic Rolled Products Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7% 2/4/27 (a)(b)(c)	310,000	279,000
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.24% 6/19/26 (a)(b)(c)	248,750	202,109
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 5/30/25 (a)(b)(c)	289,299	262,539
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 12/9/25 (a)(b)(c)	963,289	874,184
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5296% 4/30/25 (a)(b)(c)	674,737	506,053
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 9.53% 4/30/26 (a)(b)(c)	120,000	78,800

TOTAL AEROSPACE		2,525,710

Air Transportation - 0.6%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 4/8/26 (a)(b)(c)	330,020	261,128
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 4/8/26 (a)(b)(c)	177,430	140,392
Kestrel Bidco, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (a)(b)(c)	793,013	602,690
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.822% 10/5/24 (a)(b)(c)	117,524	94,019

TOTAL AIR TRANSPORTATION		1,098,229

Automotive & Auto Parts - 1.0%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.74% 6/30/23 (a)(b)(c)	723,008	507,913
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 6/29/26 (a)(b)(c)	362,813	344,672
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.9501% 11/27/20 (a)(b)(c)	146,640	107,487
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.4501% 11/27/21 (a)(b)(c)	500,000	150,000
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3646% 2/1/26 (a)(b)(c)	362,940	308,499
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/18/25 (a)(b)(c)	356,290	301,955

TOTAL AUTOMOTIVE & AUTO PARTS		1,720,526

Banks & Thrifts - 0.6%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6157% 9/30/24 (a)(b)(c)	653,803	508,659
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 2/27/26 (a)(b)(c)	494,074	439,726
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.0152% 7/1/26 (a)(b)(c)	141,926	122,766

TOTAL BANKS & THRIFTS		1,071,151

Broadcasting - 1.5%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 8/15/25 (a)(b)(c)	70,254	62,526
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.18% 8/24/26 (a)(b)(c)	1,745,625	1,344,131
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/18/24 (a)(b)(c)	762,126	693,535
NEP/NCP Holdco, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.4501% 10/19/26 (a)(b)(c)	125,000	59,375
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3311% 9/19/26 (a)(b)(c)	572,526	530,732

TOTAL BROADCASTING		2,690,299

Building Materials - 1.3%
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.4894% 10/1/26 (a)(b)(c)	623,438	562,652
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 6/1/25 (a)(b)(c)	139,152	125,237
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.46% 1/4/27 (a)(b)(c)	614,063	571,076
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/28/27 (b)(c)(d)	605,000	565,675
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 9/27/24 (a)(b)(c)	369,375	203,156
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 5/21/26 (a)(b)(c)(e)	324,234	278,841

TOTAL BUILDING MATERIALS		2,306,637

Cable/Satellite TV - 3.8%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.74% 5/1/24 (a)(b)(c)	126,425	122,632
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.74% 2/1/27 (a)(b)(c)	1,695,806	1,620,902
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 1/31/28 (a)(b)(c)	1,135,000	1,056,969
CSC Holdings LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.8616% 1/15/26 (a)(b)(c)	990,000	945,450
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.7046% 10/22/26 (a)(b)(c)	455,000	416,894
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.8616% 7/17/25 (a)(b)(c)	925,726	880,986
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 3.2046% 1/31/28 (a)(b)(c)	375,000	345,000
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (a)(b)(c)	1,320,931	1,211,955

TOTAL CABLE/SATELLITE TV		6,600,788

Capital Goods - 0.4%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.9894% 10/1/25 (a)(b)(c)	441,791	383,943
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.8534% 11/15/26 (a)(b)(c)	85,000	69,700
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3534% 11/15/25 (a)(b)(c)	286,375	231,964

TOTAL CAPITAL GOODS		685,607

Chemicals - 1.9%
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.9894% 1/31/26 (a)(b)(c)	409,828	379,091
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.41% 7/1/26 (a)(b)(c)	263,013	218,958
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9501% 3/1/26 (a)(b)(c)	366,574	324,052
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 4.9375% 10/11/24 (a)(b)(c)	704,453	574,129
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.2405% 3/3/27 (a)(b)(c)	250,000	220,000
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.8626% 10/1/25 (a)(b)(c)	785,732	699,301
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.74% 4/3/25 (a)(b)(c)	748,487	681,123
Thermon Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3311% 10/30/24 (a)(b)(c)	190,080	159,667

TOTAL CHEMICALS		3,256,321

Consumer Products - 1.1%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 6/11/26 (a)(b)(c)	207,816	182,878
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.7872% 6/11/26 (a)(b)(c)(f)	41,044	36,119
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.0811% 4/30/25 (a)(b)(c)	432,500	348,163
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.7086% 6/15/25 (a)(b)(c)	191,588	83,661
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 12/12/26 (a)(b)(c)	1,371,563	1,210,404

TOTAL CONSUMER PRODUCTS		1,861,225

Containers - 3.7%
Anchor Glass Container Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.7756% 12/7/23 (a)(b)(c)	532,201	293,599
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1132% 7/31/25 (a)(b)(c)	358,613	268,959
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.5883% 11/7/25 (a)(b)(c)	898,988	779,872
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8626% 10/1/22 (a)(b)(c)	632,699	602,380
Tranche X 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8626% 1/19/24 (a)(b)(c)	323,139	301,059
Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8626% 7/1/26 (a)(b)(c)	490,016	463,065
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.084% 4/3/24 (a)(b)(c)	486,250	394,169
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.7394% 12/21/26 (a)(b)(c)	125,000	105,625
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 5/16/24 (a)(b)(c)	122,609	106,057
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 5/16/24 (a)(b)(c)	692,624	585,267
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (a)(b)(c)	124,211	107,691
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 7/31/26 (a)(b)(c)	249,375	215,709
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.5011% 1/30/27 (a)(b)(c)	1,000,000	937,000
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 2/5/23 (a)(b)(c)	1,342,507	1,265,313

TOTAL CONTAINERS		6,425,765

Diversified Financial Services - 3.4%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (a)(b)(c)	44,602	39,529
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 2/13/27 (a)(b)(c)	374,063	324,499
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5229% 1/15/25 (a)(b)(c)	745,773	661,255
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2038% 10/15/26 (a)(b)(c)	374,063	224,438
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 10/31/24 (a)(b)(c)	442,125	218,852
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.48% 8/9/25 (a)(b)(c)	630,552	537,546
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9273% 3/1/25 (a)(b)(c)	687,428	604,937
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (a)(b)(c)	292,545	197,834
National Financial Partners Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 2/3/27 (a)(b)(c)	250,000	213,333
RPI 2019 Intermediate Finance Trust:
Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.500% 2.4894% 2/11/25 (a)(b)(c)(e)	617,188	555,469
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 2/11/27 (a)(b)(c)	1,007,475	926,877
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 2/11/27 (a)(b)(c)	1,259,063	1,158,338
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 11/16/26 (a)(b)(c)	235,152	224,453

TOTAL DIVERSIFIED FINANCIAL SERVICES		5,887,360

Diversified Media - 0.1%
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 2.5162% 1/30/27 (a)(b)(c)	100,000	94,750
Energy - 4.1%
Apro LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 11/14/26 (b)(c)(f)	66,667	56,000
3 month U.S. LIBOR + 4.000% 5% 11/14/26 (a)(b)(c)	232,750	195,510
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.7394% 11/3/25 (a)(b)(c)	620,313	341,172
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (a)(b)(c)	908,331	381,499
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.9236% 5/21/25 (a)(b)(c)	343,875	173,657
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.18% 11/18/24 (a)(b)(c)	345,625	281,684
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9883% 12/31/21 (a)(b)(c)	1,532,333	72,234
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3633% 12/31/22 (a)(b)(c)	750,000	165,000
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (a)(b)(c)	375,000	144,375
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (a)(b)(c)	313,425	252,831
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 3/28/24 (a)(b)(c)	540,759	470,461
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 7/29/21 (a)(b)(c)	532,726	492,772
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.2046% 5/7/25 (a)(b)(c)	1,031,625	722,138
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 3/31/25 (a)(b)(c)	735,026	546,904
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.072% 3/23/26 (a)(b)(c)	94,010	71,918
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (a)(b)(c)	228,288	165,509
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.62% 3/1/26 (a)(b)(c)	600,000	391,998
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.9894% 3/1/24 (a)(b)(c)	1,300,000	117,000
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.1736% 7/18/25 (a)(b)(c)	946,809	399,241
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.7912% 8/25/23 (a)(b)(c)	437,712	218,418
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 5/22/26(a)(b)(c)	490,639	294,383
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.7394% 10/15/26 (a)(b)(c)	125,000	109,375
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/30/24 (a)(b)(c)	79,805	43,095
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4375% 11/14/25 (a)(b)(c)	572,750	492,565
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (a)(b)(c)	184,330	164,054
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 1/23/27 (a)(b)(c)	250,000	210,000
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (a)(b)(c)	305,377	274,840

TOTAL ENERGY		7,248,633

Entertainment/Film - 0.7%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.2309% 2/10/27 (a)(b)(c)	1,000,000	830,000
CDS U.S. Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 7/8/22 (a)(b)(c)	249,361	126,122
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.4285% 1/23/25 (a)(b)(c)	404,000	340,370

TOTAL ENTERTAINMENT/FILM		1,296,492

Environmental - 0.5%
ADS Waste Holdings, Inc. term loan 3 month U.S. LIBOR + 2.250% 2.8938% 11/10/23 (a)(b)(c)	239,907	236,508
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 2/8/26 (a)(b)(c)	410,850	345,114
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 12/20/24 (a)(b)(c)	279,103	251,658

TOTAL ENVIRONMENTAL		833,280

Food & Drug Retail - 2.4%
Agro Merchants Intermediate Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 12/6/24 (a)(b)(c)	493,295	409,435
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/10/24 (a)(b)(c)	370,313	345,316
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.5738% 5/31/24 (a)(b)(c)	1,354,375	1,080,791
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 1/30/27 (a)(b)(c)	490,000	464,275
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 5/1/26 (a)(b)(c)	649,659	604,645
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.2771% 11/20/25 (a)(b)(c)	229,688	91,875
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6% 11/25/20 (a)(b)(c)	9,974	8,777
Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (a)(b)(c)	1,440,689	1,267,807

TOTAL FOOD & DRUG RETAIL		4,272,921

Food/Beverage/Tobacco - 1.8%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2966% 10/1/25 (a)(b)(c)	148,125	134,546
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (a)(b)(c)	242,372	222,377
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/7/23 (a)(b)(c)	1,211,519	1,075,223
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (a)(b)(c)	495,821	359,470
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.7394% 6/20/25 (a)(b)(c)	248,125	213,388
Sage Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.7394% 6/20/26 (a)(b)(c)	496,250	451,588
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.75% 6/30/22 (a)(b)(c)	250,467	231,056
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 3/31/22 (a)(b)(c)	460,326	420,623
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 9/13/26 (a)(b)(c)	123,128	111,800

TOTAL FOOD/BEVERAGE/TOBACCO		3,220,071

Gaming - 4.6%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/1/23 (a)(b)(c)	227,304	168,950
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 2/15/24 (a)(b)(c)	194,476	147,802
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.9339% 9/15/23 (a)(b)(c)	231,959	199,556
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 12/22/24(a)(b)(c)	819,290	658,709
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 8/8/21 (a)(b)(c)	198,703	175,852
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 4/18/24 (a)(b)(c)	811,075	704,014
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.25% 4/17/24 (a)(b)(c)	214,039	187,284
Gaming VC Holdings SA Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3076% 3/16/24 (a)(b)(c)	396,900	321,489
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4501% 3/13/25 (a)(b)(c)	663,188	465,889
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.96% 10/20/24 (a)(b)(c)	482,500	361,875
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5841% 10/4/23 (a)(b)(c)	1,769,836	1,371,623
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.4894% 5/29/26 (a)(b)(c)	329,351	266,774
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 10/15/25 (a)(b)(c)	498,117	372,696
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.072% 12/10/24 (a)(b)(c)	987,500	916,726
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 7/10/25 (a)(b)(c)	977,502	929,439
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.24% 2/7/27 (a)(b)(c)	993,478	841,972

TOTAL GAMING		8,090,650

Healthcare - 4.5%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 10/11/26 (a)(b)(c)	490,000	455,700
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.9894% 6/22/24 (a)(b)(c)	511,092	433,150
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 5/9/26 (a)(b)(c)	247,500	238,838
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.8722% 12/13/26 (a)(b)(c)	635,000	596,900
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/4/27 (b)(c)(d)	1,625,000	1,535,625
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 5.2394% 8/31/26 (a)(b)(c)	226,914	187,630
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.2394% 8/30/27 (a)(b)(c)	180,000	148,950
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.9207% 8/31/26 (a)(b)(c)(f)	56,816	46,980
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.2001% 6/7/23 (a)(b)(c)	645,237	568,344
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.7394% 11/16/25 (a)(b)(c)	471,655	435,398
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.2394% 3/8/26 (a)(b)(c)	116,717	92,761
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (a)(b)(c)	780,826	579,115
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/13/26 (a)(b)(c)	1,293,812	1,118,229
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 3.3616% 11/27/25 (a)(b)(c)	531,250	502,031
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.6116% 6/1/25 (a)(b)(c)	106,438	100,717
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.2842% 2/11/26 (a)(b)(c)	575,422	535,142
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4501% 12/1/24 (a)(b)(c)	366,563	307,546

TOTAL HEALTHCARE		7,883,056

Homebuilders/Real Estate - 0.9%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 8/21/25 (a)(b)(c)	475,322	414,718
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	438,873	330,616
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	24,753	18,647
Starwood Property Trust, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.4894% 7/10/26 (a)(b)(c)	248,750	216,413
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.6736% 12/22/24 (a)(b)(c)	693,182	635,128

TOTAL HOMEBUILDERS/REAL ESTATE		1,615,522

Hotels - 1.9%
Aimbridge Acquisition Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.017% 2/1/26 (a)(b)(c)	172,208	120,546
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.9894% 11/30/23 (a)(b)(c)	721,828	649,645
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 8/31/25 (a)(b)(c)	1,306,825	1,136,938
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6.072% 5/29/26 (a)(b)(c)	636,800	407,870
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.072% 5/28/27 (a)(b)(c)	250,000	79,168
Wyndham Destinations, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 5/31/25 (a)(b)(c)	492,500	386,613
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 5/30/25 (a)(b)(c)	618,430	540,354

TOTAL HOTELS		3,321,134

Insurance - 3.4%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 5/10/25 (a)(b)(c)	206,180	186,799
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.8616% 5/9/25 (a)(b)(c)	496,250	450,347
AmeriLife Holdings LLC:
1LN, term loan 1 month U.S. LIBOR + 4.000% 2/6/27 (b)(c)(f)	28,409	23,011
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.6116% 2/6/27 (a)(b)(c)	221,591	179,489
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7527% 1/25/24 (a)(b)(c)	688,146	633,955
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 11/3/23 (a)(b)(c)	1,116,636	1,060,804
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 3.9894% 8/4/22 (a)(b)(c)	595,068	561,346
3 month U.S. LIBOR + 6.500% 7.4894% 8/4/25 (a)(b)(c)	770,000	701,663
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5434% 4/25/25 (a)(b)(c)	1,669,554	1,551,015
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 12/2/26 (a)(b)(c)	124,688	111,387
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 5/16/24 (a)(b)(c)	595,341	541,761

TOTAL INSURANCE		6,001,577

Leisure - 2.1%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2966% 1/4/26 (a)(b)(c)	176,667	157,233
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.322% 2/28/25 (a)(b)(c)	1,120,056	756,038
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (a)(b)(c)	810,522	719,630
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.072% 9/8/24 (a)(b)(c)	115,000	78,775
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.072% 3/8/24 (a)(b)(c)	305,589	221,745
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3633% 6/10/22 (a)(b)(c)	441,493	323,946
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.9501% 5/10/26 (a)(b)(c)(e)	248,125	217,109
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 7/6/24 (a)(b)(c)	469,235	427,004
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.4894% 12/21/25 (a)(b)(c)	121,880	97,605
United PF Holdings LLC:
1LN, term loan:
3 month U.S. LIBOR + 4.000% 12/30/26 (b)(c)(f)	44,068	31,729
3 month U.S. LIBOR + 4.000% 5.4501% 12/30/26 (a)(b)(c)	355,932	256,271
2LN, term loan 3 month U.S. LIBOR + 8.500% 9.9501% 12/30/27 (a)(b)(c)(e)	100,000	75,000
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/15/24 (a)(b)(c)	277,436	214,863

TOTAL LEISURE		3,576,948

Metals/Mining - 0.3%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (a)(b)(c)	284,534	241,142
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/31/20 (a)(b)(c)	275,229	238,761
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (b)(c)(g)	813,684	71,604

TOTAL METALS/MINING		551,507

Paper - 0.8%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/26/26 (a)(b)(c)	125,000	113,750
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8975% 12/29/23 (a)(b)(c)	636,021	575,599
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1594% 6/29/25 (a)(b)(c)	856,204	774,864

TOTAL PAPER		1,464,213

Publishing/Printing - 1.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (a)(b)(c)	771,429	621,640
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.4631% 11/3/23 (a)(b)(c)	613,858	369,659
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9835% 3/13/25 (a)(b)(c)	754,076	590,774
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 10/17/26 (a)(b)(c)	159,600	148,428
Scripps (E.W.) Co. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.9894% 10/2/24 (a)(b)(c)	243,750	221,001

TOTAL PUBLISHING/PRINTING		1,951,502

Railroad - 0.3%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.4501% 12/30/26 (a)(b)(c)	495,000	471,799
Restaurants - 1.1%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 11/19/26 (a)(b)(c)	498,750	458,850
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.572% 8/30/26 (a)(b)(c)	373,125	197,756
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.3616% 4/3/25 (a)(b)(c)	314,539	296,453
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8.1708% 3/1/26 (a)(b)(c)	371,250	166,134
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/28/21 (a)(b)(c)	489,637	367,228
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7663% 8/3/26 (a)(b)(c)	547,253	448,978

TOTAL RESTAURANTS		1,935,399

Services - 7.0%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0271% 6/13/25 (a)(b)(c)	695,000	515,690
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2771% 6/13/24 (a)(b)(c)	1,503,869	1,278,289
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/23 (a)(b)(c)	693,358	596,288
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 3/11/25 (a)(b)(c)	699,497	650,532
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 1/15/27 (a)(b)(c)	125,000	115,625
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0847% 6/21/24 (a)(b)(c)	730,597	580,708
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.74% 2/7/26 (a)(b)(c)	495,000	386,100
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (a)(b)(c)	320,938	279,216
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.7394% 11/26/26 (a)(b)(c)	249,375	215,709
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5132% 8/1/26 (a)(b)(c)	373,125	338,611
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 3/29/25 (a)(b)(c)	683,576	590,439
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.322% 10/5/26 (a)(b)(c)	124,375	111,938
Flexera Software LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/26/25 (a)(b)(c)	124,682	111,902
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6132% 7/30/26 (a)(b)(c)	146,259	118,470
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 11/21/24 (a)(b)(c)	734,353	599,724
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 2/21/25 (a)(b)(c)	1,091,551	808,840
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (a)(b)(c)	1,571,931	1,459,931
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 1/23/27 (a)(b)(c)	470,000	432,400
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (a)(b)(c)	500,000	460,000
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (a)(b)(c)	349,151	268,263
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0926% 11/14/22 (a)(b)(c)	801,310	711,162
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 8/29/25 (a)(b)(c)	923,313	725,724
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/15/23 (a)(b)(c)	5,962	4,590
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	651,479	540,727
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	96,266	79,901
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/14/23 (a)(b)(c)	34,038	26,210
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (a)(b)(c)	497,500	273,625

TOTAL SERVICES		12,280,614

Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2091% 1/24/27 (a)(b)(c)	400,000	364,000
Super Retail - 3.8%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5584% 7/2/22 (a)(b)(c)	255,030	136,158
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.072% 9/25/24 (a)(b)(c)	5,006,000	4,179,999
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.95% 1/18/24 (a)(b)(c)(e)	41,363	41,363
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.65% 6/30/23 (a)(b)(c)(e)	29,738	29,738
G-III Apparel Group Ltd. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.4063% 12/1/22 (a)(b)(c)	375,000	333,750
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.4894% 8/19/23 (a)(b)(c)	115,790	104,674
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.0772% 8/19/22 (a)(b)(c)	562,651	272,312
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0271% 1/26/23 (a)(b)(c)	321,404	221,447
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.4894% 11/8/24 (a)(b)(c)	557,025	460,475
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)(e)(g)	180,849	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.5152% 4/16/26 (a)(b)(c)	314,788	247,108
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 6.0152% 9/12/24 (a)(b)(c)	99,250	77,167
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 5/31/25 (a)(b)(c)	611,569	474,730

TOTAL SUPER RETAIL		6,578,921

Technology - 13.7%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 8/10/25 (a)(b)(c)	985,000	549,344
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.2394% 4/23/26 (a)(b)(c)	247,500	199,238
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.2394% 10/2/25 (a)(b)(c)	827,050	682,523
Cabot Microelectronics Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3% 11/15/25 (a)(b)(c)	307,759	295,449
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 10/31/26 (a)(b)(c)	244,388	229,724
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.4894% 4/30/25 (a)(b)(c)	316,384	300,565
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 4/4/26 (a)(b)(c)	405,568	381,234
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 8/23/25 (a)(b)(c)	457,902	431,953
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.7394% 11/29/24 (a)(b)(c)	367,500	259,701
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 10/16/26 (a)(b)(c)	500,000	443,335
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 2/1/25 (a)(b)(c)	761,459	639,626
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.7394% 2/1/26 (a)(b)(c)(e)	55,000	46,750
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1132% 8/14/25 (a)(b)(c)	256,102	215,125
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3876% 2/9/23 (a)(b)(c)	697,445	554,469
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.8009% 1/31/24 (a)(b)(c)	132,944	107,685
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 7/22/26 (a)(b)(c)	173,502	157,886
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.24% 6/1/22 (a)(b)(c)	160,899	146,418
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.2394% 3/8/26 (a)(b)(c)	45,000	38,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 3/8/25 (a)(b)(c)	584,588	479,362
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 4.9501% 12/2/24 (a)(b)(c)	156,400	133,722
3 month U.S. LIBOR + 7.500% 9.4084% 12/1/25 (a)(b)(c)	125,000	94,844
Fastball Merger Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.572% 1/22/27 (a)(b)(c)	60,000	50,400
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 10/1/25 (a)(b)(c)	525,789	502,565
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 2/15/24 (a)(b)(c)	483,483	459,913
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.9894% 7/7/25 (a)(b)(c)	40,000	35,400
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 7/1/24 (a)(b)(c)	277,025	256,248
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4894% 9/24/26 (a)(b)(c)	248,750	204,803
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 2/1/22 (a)(b)(c)	264,613	253,632
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0133% 11/1/24 (a)(b)(c)	960,000	879,360
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7633% 11/1/23 (a)(b)(c)	789,191	716,357
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (a)(b)(c)	572,615	503,901
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (a)(b)(c)	250,000	213,750
MA FinanceCo. LLC Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 3.4894% 6/21/24 (a)(b)(c)	2,178,737	1,930,361
3 month U.S. LIBOR + 2.500% 3.4894% 6/21/24 (a)(b)(c)	339,732	301,002
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 4.6909% 9/29/24 (a)(b)(c)	1,198,201	1,118,317
3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (a)(b)(c)	118,750	111,031
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.822% 9/15/24 (a)(b)(c)	209,949	176,567
NAVEX TopCo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.24% 9/4/25 (a)(b)(c)	316,093	271,840
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.9894% 9/19/26 (a)(b)(c)	373,125	348,872
Open Text Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 5/30/25 (a)(b)(c)	21,707	20,399
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7632% 11/3/23 (a)(b)(c)	597,747	517,051
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 5/31/25 (a)(b)(c)	257,880	212,965
S2P Acquisition Borrower, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.073% 8/14/26(a)(b)(c)	124,375	104,164
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7416% 8/1/25 (a)(b)(c)	235,753	201,569
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.7001% 9/30/22 (a)(b)(c)	729,636	691,330
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 4/16/25 (a)(b)(c)	357,824	333,671
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 4/16/25 (a)(b)(c)	255,332	238,097
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 4/16/25 (a)(b)(c)	879,544	820,729
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.7001% 9/30/23 (a)(b)(c)	298,120	270,297
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8725% 3/9/23 (a)(b)(c)	392,000	250,880
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.7394% 5/1/24 (a)(b)(c)	357,817	318,457
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0811% 9/28/24 (a)(b)(c)	882,755	820,962
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 4/4/25 (a)(b)(c)	738,590	681,962
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.7394% 5/4/26 (a)(b)(c)	815,900	757,424
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.9501% 1/27/23 (a)(b)(c)	228,235	194,000
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 7/2/25 (a)(b)(c)	985,006	862,777
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.2394% 7/2/26 (a)(b)(c)	290,000	247,080
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0051% 3/1/26 (a)(b)(c)	243,671	221,131
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 2/28/25 (a)(b)(c)	634,099	564,348
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8632% 2/19/27 (a)(b)(c)	260,000	248,300
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.9451% 10/11/26 (a)(b)(c)	182,952	137,823
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9451% 10/11/25 (a)(b)(c)	404,772	329,889
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.7394% 9/30/26 (a)(b)(c)	124,688	114,713

TOTAL TECHNOLOGY		23,881,540

Telecommunications - 7.1%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4119% 7/15/25 (a)(b)(c)	486,555	440,332
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4501% 5/22/24 (a)(b)(c)	176,384	156,981
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (a)(b)(c)	250,000	195,625
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.2% 12/22/23 (a)(b)(c)	314,409	262,336
Front Range BidCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 2/20/27 (a)(b)(c)	1,815,000	1,706,100
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3495% 6/15/24 (a)(b)(c)	696,754	659,192
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.74% 5/31/25 (a)(b)(c)	491,250	343,261
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.682% 11/27/23 (a)(b)(c)	1,970,000	1,795,163
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.432% 1/2/24 (a)(b)(c)	200,000	182,800
Tranche B-5, term loan 6.625% 1/2/24 (c)	1,635,000	1,508,288
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/4/26 (a)(b)(c)	350,000	329,000
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 3/1/27 (a)(b)(c)	427,652	397,716
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/10/24 (a)(b)(c)	260,666	200,713
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 2/1/24 (a)(b)(c)	1,349,581	1,237,120
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.74% 4/11/25 (a)(b)(c)	338,264	318,983
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5032% 11/1/24 (a)(b)(c)	562,246	432,930
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (a)(b)(c)	685,000	318,868
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 7/31/25 (a)(b)(c)	573,604	526,282
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 4.3921% 1/31/26 (a)(b)(c)	491,206	456,822
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.7046% 8/14/26 (a)(b)(c)	123,438	116,957
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/3/24 (a)(b)(c)	572,484	568,190
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.49% 2/26/21 (a)(b)(c)	250,000	242,500

TOTAL TELECOMMUNICATIONS		12,396,159

Utilities - 2.9%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 8/1/25 (a)(b)(c)	1,178,536	1,107,824
Buckeye Partners LP 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.2652% 10/18/26 (a)(b)(c)	125,000	114,000
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.62% 11/28/24 (a)(b)(c)	234,163	209,576
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8177% 11/1/26 (a)(b)(c)	374,063	310,004
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.9501% 11/13/21 (a)(b)(c)	258,375	184,738
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.9894% 8/28/25 (a)(b)(c)	369,259	339,719
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.46% 12/3/25 (a)(b)(c)(e)	406,269	345,328
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.2001% 12/19/20 (a)(b)(c)	605,955	497,489
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.24% 7/24/26 (a)(b)(c)	416,737	385,482
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.7394% 8/13/26 (a)(b)(c)	248,125	209,666
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3/2/27 (b)(c)(d)	750,000	671,250
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.7028% 12/31/25 (a)(b)(c)	769,449	728,091

TOTAL UTILITIES		5,103,167

TOTAL BANK LOAN OBLIGATIONS
(Cost $181,191,279)		150,563,473

Nonconvertible Bonds - 5.8%
Aerospace - 0.3%
TransDigm, Inc. 6.25% 3/15/26 (h)	500,000	497,500
Cable/Satellite TV - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 3.4133% 2/1/24 (a)(b)	250,000	242,826
Chemicals - 0.1%
OCI NV 6.625% 4/15/23 (h)	95,000	86,450
Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 9/15/22 (h)	755,000	754,056
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 5.3313% 7/15/21 (a)(b)(h)	145,000	141,375
Silgan Holdings, Inc. 4.75% 3/15/25	180,000	173,700
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	150,000	149,250

TOTAL CONTAINERS		1,218,381

Diversified Financial Services - 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	320,000	310,419
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (h)	250,000	258,125
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (h)	100,000	90,362

TOTAL DIVERSIFIED FINANCIAL SERVICES		658,906

Energy - 1.0%
Citgo Petroleum Corp. 6.25% 8/15/22 (h)	385,000	356,141
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 4.4905% 6/15/22 (a)(b)(h)	735,000	713,465
Denbury Resources, Inc.:
7.75% 2/15/24 (h)	125,000	18,775
9% 5/15/21 (h)	125,000	36,563
9.25% 3/31/22 (h)	125,000	30,000
EG Global Finance PLC:
6.75% 2/7/25 (h)	125,000	102,500
8.5% 10/30/25 (h)	250,000	222,500
Tervita Escrow Corp. 7.625% 12/1/21 (h)	105,000	73,500
W&T Offshore, Inc. 9.75% 11/1/23 (h)	500,000	117,530

TOTAL ENERGY		1,670,974

Food & Drug Retail - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (h)	30,000	29,535
Food/Beverage/Tobacco - 0.2%
Vector Group Ltd. 6.125% 2/1/25 (h)	450,000	409,500
Gaming - 0.2%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	145,000	95,700
Scientific Games Corp. 5% 10/15/25 (h)	200,000	174,000

TOTAL GAMING		269,700

Healthcare - 1.1%
Community Health Systems, Inc. 6.25% 3/31/23	200,000	189,875
Tenet Healthcare Corp.:
4.625% 7/15/24	375,000	357,188
5.125% 5/1/25	375,000	354,375
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (h)	125,000	126,288
6.5% 3/15/22 (h)	220,000	222,200
7% 3/15/24 (h)	470,000	481,750
9% 12/15/25 (h)	180,000	189,756

TOTAL HEALTHCARE		1,921,432

Homebuilders/Real Estate - 0.1%
VICI Properties, Inc.:
3.5% 2/15/25(h)	30,000	27,713
4.25% 12/1/26 (h)	45,000	41,288
4.625% 12/1/29 (h)	25,000	22,750

TOTAL HOMEBUILDERS/REAL ESTATE		91,751

Leisure - 0.1%
Studio City Co. Ltd. 7.25% 11/30/21 (h)	265,000	254,317
Paper - 0.4%
Berry Global Escrow Corp. 4.875% 7/15/26 (h)	500,000	505,000
CommScope Finance LLC:
5.5% 3/1/24 (h)	125,000	126,500
6% 3/1/26 (h)	125,000	124,813

TOTAL PAPER		756,313

Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (h)	250,000	249,373
Services - 0.0%
APX Group, Inc. 7.625% 9/1/23	85,000	65,663
Super Retail - 0.1%
Staples, Inc. 10.75% 4/15/27 (h)	125,000	95,913
Technology - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (h)	235,000	237,523
SSL Robotics LLC 9.75% 12/31/23 (h)	150,000	154,500

TOTAL TECHNOLOGY		392,023

Telecommunications - 0.4%
Altice Financing SA 7.5% 5/15/26 (h)	225,000	218,003
SFR Group SA 7.375% 5/1/26 (h)	485,000	481,435

TOTAL TELECOMMUNICATIONS		699,438

Transportation Ex Air/Rail - 0.3%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (h)	500,000	431,804
5.25% 5/15/24 (h)	200,000	170,330

TOTAL TRANSPORTATION EX AIR/RAIL		602,134

TOTAL NONCONVERTIBLE BONDS
(Cost $11,335,766)		10,212,129
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Expro Holdings U.S., Inc. (e)(i)	7,968	79,680
Expro Holdings U.S., Inc. (e)(h)(i)	2,922	29,220

TOTAL ENERGY		108,900

Super Retail - 0.0%
David's Bridal, Inc. (e)	1,375	172
David's Bridal, Inc. rights (e)(i)	347	43

TOTAL SUPER RETAIL		215

TOTAL COMMON STOCKS
(Cost $272,056)		109,115

Money Market Funds - 5.5%
Fidelity Cash Central Fund 0.29% (j)
(Cost $9,576,934)	9,574,062	9,576,934
TOTAL INVESTMENT IN SECURITIES - 97.4%
(Cost $202,376,035)		170,461,651
NET OTHER ASSETS (LIABILITIES) - 2.6%		4,527,194
NET ASSETS - 100%		$174,988,845

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $164,532 and $132,179, respectively.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,547,303 or 4.9% of net assets.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$67,904
Total	$67,904

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.